Leases - Lease Expenses of Lessee (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
Depreciation expense of right-of-use assets	$ 2,668	$ 712	$ 746
Interest on lease liabilities	1,384	717	678
Expense relating to short-term leases	3,755	4,058	5,887
Total	$ 7,807	$ 5,487	$ 7,311